WARRANT LIABILITY (Details Narrative) - USD ($)				3 Months Ended
	May 29, 2024	Sep. 29, 2023	Aug. 26, 2023	Jun. 30, 2024	Oct. 03, 2023
IfrsStatementLineItems [Line Items]
Net proceeds warrants				$ 5,300,000
Estimated offering expenses				700,000
Net proceeds warrant liability				5,300,000
Excess of the fair value of the warrant liabilities				3,100,000
Loss on warrant liabilities				2,400,000
Offering expenses				700,000
Change in the fair value of the warrant liabilities				1,100,000
Warrant liability				$ 400,000
Pre Funded Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants exercise price	$ 0.02
Total shares outstanding	1,048,765
Series A Warrants [Member]
IfrsStatementLineItems [Line Items]
Ordinary shares purchase				157,895
Exercise price				$ 38.00
Series B Warrants [Member]
IfrsStatementLineItems [Line Items]
Ordinary shares purchase				157,895
Exercise price				$ 45.20
Fair value of warrant per share				$ 1.00	$ 22.40
Series C Warrants [Member]
IfrsStatementLineItems [Line Items]
Ordinary shares purchase				157,895
Exercise price				$ 45.20
Placement Agent Warrant [Member]
IfrsStatementLineItems [Line Items]
Interest rate			6.00%
Aggregate gross proceeds			$ 360,000
Management fee percentage			1.00%
Aggregate gross proceeds increase			$ 60,000.00
Non-accountable expenses			75,000
Clearing fees			$ 15,950
Purchase warrants			7,895
Sale of warrant percentage			5.00%
Exercise price warrant per share			$ 47.50
Seies C Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrant per share				1.60	29.60
Placement Agent Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrant per share				$ 1.60	$ 29.40
Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Number of stock sold		98,500
Purchase price of per share		$ 38.00
Purchase Agreement [Member] | Pre Funded Warrants [Member]
IfrsStatementLineItems [Line Items]
Purchase price of per share		$ 37.98
Purchase ordinary shares		59,395
Exercise price		$ 0.02